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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21823


                           Pioneer Series Trust V
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Global Select Equity Fund
           Schedule of Investments 11/30/08 (unaudited)

 Shares                                                           Value
           COMMON STOCKS - 98.6 %
           Energy - 10.3 %
           Coal & Consumable Fuels - 1.2 %
    2,227  Cameco Corp.                                        $   39,379
           Integrated Oil & Gas - 8.0 %
    1,066  ConocoPhillips                                      $   55,986
    1,317  Occidental Petroleum Corp.                              71,302
    2,910  Repsol SA                                               56,474
    2,990  Royal Dutch Shell Plc                                   79,385
                                                               $  263,147
           Oil & Gas Storage & Transportation - 1.1 %
    4,798  El Paso Corp.                                       $   35,457
           Total Energy                                        $  337,983
           Materials - 7.6 %
           Diversified Chemical - 1.3 %
    1,368  BASF AG                                             $   44,005
           Diversified Metals & Mining - 0.6 %
      838  Rio Tinto Plc                                       $   20,921
           Fertilizers & Agricultural Chemicals - 2.3 %
    1,454  Agrium, Inc.                                        $   45,685
    1,731  Yara International ASA                                  28,816
                                                               $   74,501
           Gold - 3.4 %
    1,876  Goldcorp, Inc.                                      $   50,850
    1,802  Newmont Mining Corp.                                    60,637
                                                               $  111,487
           Total Materials                                     $  250,914
           Capital Goods - 8.9 %
           Aerospace & Defense - 3.4 %
    2,323  United Technologies Corp.                           $  112,735
           Industrial Conglomerates - 3.8 %
    1,154  3M Co.                                              $   77,237
      812  Siemens                                                 48,978
                                                               $  126,215
           Industrial Machinery - 1.7 %
    1,097  Flowserve Corp.                                     $   55,212
           Total Capital Goods                                 $  294,162
           Consumer Durables & Apparel - 1.5 %
           Homebuilding - 1.5 %
    9,000  Sekisui Chemical Co., Ltd.                          $   49,994
           Total Consumer Durables & Apparel                   $   49,994
           Media - 2.6 %
           Cable & Satellite - 2.6 %
    4,010  Eutelsat Communications                             $   84,026
           Total Media                                         $   84,026
           Retailing - 2.1 %
           Apparel Retail - 2.1 %
    1,521  Abercrombie & Fitch Co.                             $   29,401
    1,690  TJX Co., Inc.                                           38,566
                                                               $   67,967
           Total Retailing                                     $   67,967
           Food & Drug Retailing - 6.1 %
           Hypermarkets & Supercenters - 6.1 %
    1,787  Carrefour Supermarch                                $   67,403
    2,411  Wal-Mart Stores, Inc.                                  134,727
                                                               $  202,130
           Total Food & Drug Retailing                         $  202,130
           Food, Beverage & Tobacco - 2.9 %
           Packaged Foods & Meats - 2.9 %
    4,068  Unilever Plc                                        $   93,862
           Total Food, Beverage & Tobacco                      $   93,862
           Household & Personal Products - 4.3 %
           Household Products - 4.3 %
    2,173  Procter & Gamble Co. *                              $  139,833
           Total Household & Personal Products                 $  139,833
           Health Care Equipment & Services - 2.2 %
           Health Care Equipment - 2.2 %
    2,368  Medtronic, Inc.                                     $   72,271
           Total Health Care Equipment & Services              $   72,271
           Pharmaceuticals & Biotechnology - 11.4 %
           Pharmaceuticals - 11.4 %
    2,239  Astrazeneca Plc                                     $   84,763
    6,615  Bristol-Myers Squibb Co.                               136,931
      618  Roche Holdings AG                                       86,952
    3,912  Schering-Plough Corp.                                   65,761
                                                               $  374,407
           Total Pharmaceuticals & Biotechnology               $  374,407
           Banks - 7.4 %
           Diversified Banks - 3.4 %
    1,228  Societe Generale                                    $   52,564
       16  Sumitomo Mitsui Financial Group, Inc.                   58,640
                                                               $  111,204
           Thrifts & Mortgage Finance - 4.0 %
   10,084  New York Community Bancorp, Inc.                    $  131,193
           Total Banks                                         $  242,397
           Insurance - 3.0 %
           Multi-Line Insurance - 1.1 %
      428  Allianz AG                                          $   35,831
           Reinsurance - 1.9 %
    1,500  Swiss Reinsurance, Ltd.                             $   61,828
           Total Insurance                                     $   97,659
           Real Estate - 3.2 %
           Diversified Real Estate Activities - 3.2 %
   13,000  Henderson Land Development                          $   44,294
    4,000  Mitsui Fudosan Co.                                      62,283
                                                               $  106,577
           Total Real Estate                                   $  106,577
           Software & Services - 5.1 %
           Home Entertainment Software - 1.3 %
    2,238  Electronic Arts, Inc. *                             $   42,656
           Systems Software - 3.8 %
    6,139  Microsoft Corp.                                     $  124,131
           Total Software & Services                           $  166,787
           Technology Hardware & Equipment - 7.4 %
           Communications Equipment - 3.1 %
    6,069  Cisco Systems, Inc. *                               $  100,381
           Computer Hardware - 2.5 %
      489  Apple, Inc. *                                       $   45,316
    1,092  Hewlett-Packard Co.                                     38,526
                                                               $   83,842
           Office Electronics - 1.8 %
    2,000  Canon, Inc. *                                       $   59,454
           Total Technology Hardware & Equipment               $  243,677
           Semiconductors - 1.1 %
           Semiconductor Equipment - 1.1 %
    1,300  Tokyo Electron, Ltd.                                $   35,501
           Total Semiconductors                                $   35,501
           Telecommunication Services - 4.9 %
           Integrated Telecommunication Services - 1.9 %
    4,658  Tele2 Ab (B Shares)                                 $   38,147
      713  Verizon Communications, Inc.                            23,279
                                                               $   61,426
           Wireless Telecommunication Services - 3.0 %
   50,905  Vodafone Group Plc                                  $   99,636
           Total Telecommunication Services                    $  161,062
           Utilities - 6.6 %
           Electric Utilities - 6.6 %
    1,704  E.On AG *                                           $   60,205
    2,782  Public Power Corp                                       40,819
    3,193  Southern Co.                                           115,970
                                                               $  216,994
           Total Utilities                                     $  216,994
           TOTAL COMMON STOCKS                                 $3,238,203
           (Cost  $4,698,662)

           RIGHTS/WARRANTS - 0.0 %
           Energy - 0.0 %
           Integrated Oil & Gas - 0.0 %
    2,990  Royal Dutch Shell Rights, Expires 12/10/08 *        $        0
           Total Energy                                        $        0
           TOTAL RIGHTS/WARRANTS                               $        0
           (Cost  $0)

           TOTAL INVESTMENT IN SECURITIES - 98.6 %             $3,238,203
           (Cost  $4,698,662)(a)
           OTHER ASSETS AND LIABILITIES - 1.4 %                $   45,655
           TOTAL NET ASSETS - 100.0 %                          $3,283,858

*          Non-income producing security.

     (a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $4,914,813 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost  $  143,186

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value   (1,819,796)

           Net unrealized loss                                 $(1,676,610)

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs                                 Investments
                                               in Securities
Level 1 - Quoted Prices                        $1,753,192
Level 2 - Other Significant Observable Inputs    1,485,011
Level 3 - Significant Unobservable Inputs
Total                                             $3,238,203

       Pioneer Research Value Fund
       Schedule of Investments 11/30/2008 (unaudited)

Shares                                                        Value

       COMMON STOCKS - 93.6 %
       Energy - 14.1 %
       Integrated Oil & Gas - 4.4 %
438    Chevron Corp.                                       $   34,606
       Oil & Gas Drilling - 1.4 %
334    ENSCO International, Inc.                           $   10,825
       Oil & Gas Equipment & Services - 2.5 %
824    Halliburton Co. *                                   $   14,502
408    Weatherford International, Inc. *                        5,210
                                                           $   19,712
       Oil & Gas Exploration & Production - 4.3 %
243    Apache Corp.                                        $   18,784
403    XTO Energy, Inc.                                        15,411
                                                           $   34,195
       Oil & Gas Storage & Transporation - 1.5 %
1,667  El Paso Corp.                                       $   12,319
       Total Energy                                        $  111,657
       Materials - 1.8 %
       Diversified Chemical - 1.8 %
755    Dow Chemical Co.                                    $   14,005
       Total Materials                                     $   14,005
       Capital Goods - 6.5 %
       Aerospace & Defense - 4.2 %
358    Northrop Grumman Corp. *                            $   14,660
388    United Technologies Corp.                               18,830
                                                           $   33,490
       Industrial Conglomerates - 2.3 %
273    3M Co.                                              $   18,272
       Total Capital Goods                                 $   51,762
       Transportation - 1.6 %
       Railroads - 1.6 %
259    Norfolk Southern Corp.                              $   12,813
       Total Transportation                                $   12,813
       Consumer Services - 2.4 %
       Restaurants - 2.4 %
318    McDonald's Corp.                                    $   18,683
       Total Consumer Services                             $   18,683
       Media - 3.4 %
       Movies & Entertainment - 3.4 %
2,019  Time Warner, Inc.                                   $   18,272
534    Viacom, Inc. (Class B) *                                 8,501
                                                           $   26,773
       Total Media                                         $   26,773
       Retailing - 3.6 %
       Apparel Retail - 0.9 %
298    TJX Co., Inc.                                       $    6,800
       Home Improvement Retail - 2.7 %
935    Home Depot, Inc.                                    $   21,608
       Total Retailing                                     $   28,408
       Food & Drug Retailing - 2.5 %
       Hypermarkets & Supercenters - 2.5 %
346    Wal-Mart Stores, Inc.                               $   19,334
       Total Food & Drug Retailing                         $   19,334
       Food, Beverage & Tobacco - 3.7 %
       Tobacco - 3.7 %
982    Altria Group, Inc.                                  $   15,791
224    Lorillard, Inc.                                         13,536
                                                           $   29,327
       Total Food Beverage & Tobacco                       $   29,327
       Household & Personal Products - 1.8 %
       Personal Products - 1.8 %
655    Alberto-Culver Co. (Class B)                        $   14,063
       Total Household & Personal Products                 $   14,063
       Health Care Equipment & Services - 3.4 %
       Health Care Equipment - 1.6 %
340    Zimmer Holdings, Inc. *                             $   12,689
       Managed Health Care - 1.8 %
690    United Healthcare Group, Inc. *                     $   14,497
       Total Health Care Equipment & Services              $   27,186
       Pharmaceuticals & Biotechnology - 8.4 %
       Life Sciences Tools & Services - 1.7 %
377    Thermo Fisher Scientific, Inc. *                    $   13,451
       Pharmaceuticals - 6.7 %
729    Bristol-Myers Squibb Co.                            $   15,090
639    Johnson & Johnson                                       37,433
                                                           $   52,523
       Total Pharmaceuticals & Biotechnology               $   65,974
       Banks - 6.8 %
       Regional Banks - 5.4 %
1,030  KeyCorp                                             $    9,661
313    PNC Bank Corp.                                          16,517
508    Zions Bancorporation                                    16,200
                                                           $   42,378
       Thrifts & Mortgage Finance - 1.4 %
852    New York Community Bancorp, Inc.                    $   11,085
       Total Banks                                         $   53,463
       Diversified Financials - 9.4 %
       Asset Management & Custody Banks - 4.7 %
228    Franklin Resources, Inc.                            $   13,851
762    The Bank of New York Mellon Corp.                       23,020
                                                           $   36,871
       Diversified Finance Services - 3.4 %
850    J.P. Morgan Chase & Co.                             $   26,911
       Investment Banking & Brokerage - 0.9 %
225    Lazard, Ltd.                                        $    7,034
       Specialized Finance - 0.4 %
14     CME Group, Inc.                                     $    2,967
       Total Diversified Financials                        $   73,783
       Insurance - 5.8 %
       Property & Casualty Insurance - 5.8 %
417    Chubb Corp.                                         $   21,417
556    The Traveler Companies, Inc.                            24,269
                                                           $   45,686
       Total Insurance                                     $   45,686
       Real Estate - 1.6 %
       Retail Real Estate Investment Trusts - 0.7 %
107    Simon Property Group                                $    5,083
       Specialized Real Estate Investment Trusts - 0.9 %
104    Public Storage, Inc.                                $    7,269
       Total Real Estate                                   $   12,352
       Software & Services - 1.0 %
       Systems Software - 1.0 %
372    Microsoft Corp.                                     $    7,522
       Total Software & Services                           $    7,522
       Technology Hardware & Equipment - 1.7 %
       Computer Hardware - 1.7 %
385    Hewlett-Packard Co.                                 $   13,583
       Total Technology Hardware & Equipment               $   13,583
       Telecommunication Services - 7.4 %
       Integrated Telecommunication Services - 7.4 %
836    AT&T Corp.                                          $   23,876
1,054  Verizon Communications, Inc.                            34,412
                                                           $   58,288
       Total Telecommunication Services                    $   58,288
       Utilities - 6.7 %
       Electric Utilities - 2.7 %
587    Southern Co.                                        $   21,320
       Multi-Utilities - 4.0 %
405    NSTAR                                               $   14,378
449    PG&E Corp.                                              17,080
                                                           $   31,458
       Total Utilities                                     $   52,778
       TOTAL COMMON STOCKS                                 $  737,440
       (Cost  $895,468)
       TOTAL INVESTMENT IN SECURITIES - 93.6 %             $  737,440
       (Cost  $895,468)(a)
       OTHER ASSETS AND LIABILITIES - 6.4 %                $   50,829
       TOTAL NET ASSETS - 100.0 %                          $  788,269

*      Non-income producing security.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $899,889 was as follows:

       Aggregate gross unrealized gain for all investments
       in which there is an excess of value over tax cost    $ 38,990

       Aggregate gross unrealized loss for all investments
       in which there is an excess of tax cost over value   (201,439)

       Net unrealized loss                                 $(162,449)

       Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
       Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

       The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs                                          Investments
                                                        in Securities
Level 1 - Quoted Prices                                    $737,440
Level 2 - Other Significant Observable Inputs                  0
Level 3 - Significant Unobservable Inputs                      0
Total                                                      $737,440


       Pioneer Research Growth Fund
       SCHEDULE OF INVESTMENTS  11/30/2008 (unaudited)

Shares                                                        Value

       COMMON STOCKS - 89.6 %
       Energy - 7.8 %
       Oil & Gas Drilling - 1.9 %
224    Transocean Offshore, Inc. *                         $ 14,981
       Oil & Gas Equipment &Services - 1.1 %
671    Weatherford International, Inc. *                   $  8,569
       Oil & Gas Exploration & Production - 3.7 %
163    Apache Corp.                                        $ 12,600
442    XTO Energy, Inc.                                      16,902
                                                           $ 29,502
       Oil & Gas Storage & Transportation - 1.1 %
1,266  EL Paso Corp.                                       $  9,356
       Total Energy                                        $ 62,408
       Materials - 2.0 %
       Diversified Chemical - 0.7 %
281    Dow Chemical Co.                                    $  5,213
       Diversified Metals & Mining - 0.7 %
230    Freeport-McMoRan Copper & Gold, Inc. (Class B)      $  5,518
       Fertilizers & Agricultural Chemicals - 0.6 %
82     Potash Corporation Saskatchewan, Inc.               $  5,054
       Total Materials                                     $ 15,785
       Capital Goods - 6.8 %
       Aerospace & Defense - 2.4 %
397    United Technologies Corp.                           $ 19,266
       Construction & Engineering - 1.1 %
663    KBR, Inc.                                           $  9,130
       Industrial Conglomerates - 2.8 %
327    3M Co.                                              $ 21,886
       Industrial Machinery - 0.5 %
101    SPX Corp.                                           $  3,769
       Total Capital Goods                                 $ 54,051
       Transportation - 5.2 %
       Air Freight & Couriers - 3.2 %
440    United Parcel Service, Inc.                         $ 25,344
       Railroads - 2.0 %
209    Burlington Northern, Inc.                           $ 16,011
       Total Transportation                                $ 41,355
       Automobiles & Components - 1.3 %
       Auto Parts & Equipment - 1.3 %
437    BorgWarner, Inc.                                    $ 10,339
       Total Automobiles & Components                      $ 10,339
       Consumer Services - 3.4 %
       Restaurants - 3.4 %
460    McDonald's Corp.                                    $ 27,025
       Total Consumer Services                             $ 27,025
       Media - 1.6 %
       Movies & Entertainment - 1.6 %
793    Viacom, Inc. (Class B) *                            $ 12,625
       Total Media                                         $ 12,625
       Retailing - 1.8 %
       Apparel Retail - 1.8 %
637    TJX Companies, Inc.                                 $ 14,536
       Total Retailing                                     $ 14,536
       Food & Drug Retailing - 5.6 %
       Drug Retail - 1.9 %
522    CVS/Caremark Corp.                                  $ 15,101
       Hypermarkets & Supercenters - 3.7 %
527    Wal-Mart Stores, Inc.                               $ 29,449
       Total Food & Drug Retailing                         $ 44,550
       Food Beverage & Tobacco - 5.1 %
       Soft Drinks - 3.1 %
439    PepsiCo, Inc.                                       $ 24,891
       Tobacco - 2.0 %
265    Lorillard, Inc.                                     $ 16,014
       Total Food Beverage & Tobacco                       $ 40,905
       Household & Personal Products - 2.2 %
       Household Products - 2.2 %
295    Church & Dwight Co, Inc.                            $ 17,535
       Total Household & Personal Products                 $ 17,535
       Health Care Equipment & Services - 5.5 %
       Health Care Equipment - 3.7 %
602    Medtronic, Inc.                                     $ 18,373
306    Zimmer Holdings, Inc. *                               11,420
                                                           $ 29,793
       Managed Health Care - 1.8 %
661    United Healthcare Group, Inc. *                     $ 13,888
       Total Health Care Equipment & Services              $ 43,681
       Pharmaceuticals & Biotechnology - 8.0 %
       Biotechnology - 3.1 %
275    Alexion Pharmaceuticals, Inc. *                     $  9,257
288    Amgen, Inc. *                                         15,996
                                                           $ 25,253
       Life Sciences Tools & Services - 1.9 %
418    Thermo Fisher Scientific Inc. *                     $ 14,914
       Pharmaceuticals - 3.0 %
1,150  Bristol-Myers Squibb Co.                            $ 23,805
       Total Pharmaceuticals & Biotechnology               $ 63,972
       Diversified Financials - 2.2 %
       Specialized Finance - 2.2 %
237    IntercontinentalExchange, Inc. *                    $ 17,443
       Total Diversified Financials                        $ 17,443
       Insurance - 1.5 %
       Property & Casualty Insurance - 1.5 %
269    The Traveler Companies, Inc.                        $ 11,742
       Total Insurance                                     $ 11,742
       Real Estate - 0.7 %
       Retail Real Estate Investment Trust - 0.7 %
121    Simon Property Group, Inc.                          $  5,748
       Total Real Estate                                   $  5,748
       Software & Services - 11.4 %
       Application Software - 2.2 %
643    Citrix Systems, Inc. *                              $ 17,142
       Internet Software & Services - 2.2 %
60     Google Inc. *                                       $ 17,578
       Systems Software - 7.0 %
1,528  Microsoft Corp.                                     $ 30,896
1,566  Oracle Corp. *                                        25,197
                                                           $ 56,093
       Total Software & Services                           $ 90,813
       Technology Hardware & Equipment - 10.7 %
       Communications Equipment - 3.5 %
1,681  Cisco Systems, Inc. *                               $ 27,804
       Computer Hardware - 7.2 %
311    Apple Inc. *                                        $ 28,820
815    Hewlett-Packard Co.                                   28,753
                                                           $ 57,573
       Total Technology Hardware & Equipment               $ 85,377
       Semiconductors - 3.0 %
       Semiconductor Equipment - 1.6 %
1,296  Applied Materials, Inc.                             $ 12,416
       Semiconductors - 1.4 %
667    Analog Devices, Inc.                                $ 11,406
       Total Semiconductors                                $ 23,822
       Telecommunication Services - 1.4 %
       Integrated Telecommunication Services - 1.4 %
1,298  Windstream Corp.                                    $ 11,500
       Total Telecommunication Services                    $ 11,500
       Utilities - 2.3 %
       Multi-Utilities - 2.3 %
479    PG&E Corp.                                          $ 18,221
       Total Utilities                                     $ 18,221
       TOTAL COMMON STOCKS
       (Cost  $955,913)                                    $ 713,433
       TOTAL INVESTMENT IN SECURITIES - x.x%
       (Cost  $955,913) (a)                                $ 713,433
       OTHER ASSETS AND LIABILITIES - x.x%                 $ 82,791
       TOTAL NET ASSETS - 100.0%                           $ 796,224


*      Non-income producing security.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $957,074 was as follows:

       Aggregate gross unrealized gain for all investments in which
       there is an excess of value over tax cost           $ 1,278

       Aggregate gross unrealized loss for all investments in which
       there is an excess of tax cost over value            (293,758)

       Net unrealized loss                                 $(242,480)


       Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
       Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
       Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
       Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

       The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs                                          Investments
                                                        in Securities
Level 1 - Quoted Prices                                    $713,433
Level 2 - Other Significant Observable Inputs                  0
Level 3 - Significant Unobservable Inputs                      0
Total                                                      $713,433


            Pioneer High Income Municipal Fund
            SCHEDULE OF INVESTMENTS  11/30/08 (unaudited)

 Shares                                                                Value
            Municipal Bonds - 100.0 %
            Government - 2.5 %
2,000,000   Madre Met Dist No 2 Colorado, 5.5%, 12/1/36          $  1,152,600
            Municipal  Airport - 3.7 %
 135,000    Houston Texas Airport, 5.7%,  7/15/29                $     71,935
 220,000    Houston Texas Airport, 6.125%,  7/15/27                   126,980
2,000,000   Los Angeles California REGL, 7.50%, 12/01/24            1,449,940
 135,000    New York City, NY, Industrial, 6.9%, 8/1/24                55,743
                                                                 $  1,704,598
            Municipal  Development - 16.3 %
1,500,000   California Statewide Community Development Authority,$  1,199,745
 350,000    Delaware County Pennsylvania Industrial Development,      245,399
1,000,000   Erie County NY, 6.0%, 11/15/36                            670,200
 150,000    Gulf Coast Waste Disposal Authority, Texas Revenue, 7     103,787
2,215,000   Hardin Mont Tax Increment, 0.0%, 9/1/31                 1,179,222
 500,000    Illinois Finance Authority, 7.0%, 12/1/37                 382,010
1,000,000   Illinois Finance Authority, 7.0%, 12/1/42                 755,900
2,200,000   Lee County Florida Industrial Development Authority,    1,326,292
2,000,000   Pima County Arizona Development Authority, 7.0%, 1/1/   1,551,560
                                                                 $  7,414,115
            Municipal  Education - 4.1 %
 160,000    Doctor Charles Drew Academy, 5.7%, 11/1/36           $     91,786
1,450,000   Michigan Public Educational Facilities Authority Reve     989,596
1,000,000   Michigan Public Educational Facilities Authority Reve     764,590
                                                                 $  1,845,972
            Municipal  Facilities - 10.1 %
 580,000    Aztalan Wisconsin Exempt Facilities Revenue, 7.5%, 5/$    201,005
2,000,000   Burnet Count Texas Public, 7.75%,  8/1/29               1,557,280
2,550,000   Louisiana Local Government Env, 6.75%, 11/1/32          1,874,148
 500,000    St. Louis Missouri Development Authority, 7.2%, 12/15     268,790
1,260,000   St. Louis Missouri Industrial Development Revenue, 7.     676,696
                                                                 $  4,577,919
            Municipal  General - 12.9 %
1,250,000   Baytown Twp Minnesota Lease Revenue, 7.0%, 8/1/38    $    995,563
1,000,000   Colorado Springs Colorado Urba, 7.0%, 12/1/29             770,590
2,000,000   Liberty County Florida, 8.25%, 7/1/28                   1,691,700
 475,000    Madison County Florida Revenue, 6.0%, 7/1/25              369,864
1,000,000   Mashantucket Pequot Tribe, 5.75%, 9/1/34 (144A)           658,300
1,750,000   Willacy County Texas Local Government, 6.875%, 9/1/28   1,397,673
                                                                 $  5,883,690
            Municipal  Medical - 27.3 %
1,500,000   Allegheny County Pennsylvania  Hospital Development A$    831,690
2,000,000   Fulton County Georgia Water and Sewer Revenue, 5.125%   1,151,600
2,000,000   Huntsville-Redstone Village Alabama, 6.875%, 1/1/43     1,535,120
 110,000    Jackson County Oklahoma Memphis Hospital, 7.3%, 08/01     109,926
 900,000    Lancaster County PA Hospital Authority Revenue, 6.50%     666,846
 390,000    Louisiana Public Facilities Authority Revenue, 6.25%,     371,303
2,000,000   Massachusetts State Development Finance Agency, 6.75%   1,503,600
2,500,000   Massachusetts State Health, 6.5%, 1/15/38               1,844,725
1,140,000   Miami Beach Health Facilities Authority, 6.7%, 11/15/     955,810
1,500,000   Southwestern ILL Development Authority Revenue, 6.625   1,122,495
1,065,000   Tuscarawas County Ohio Hospital, 6.35%, 11/1/37           756,714
 110,000    Valley Health Systems CA Certificates of Participatio      67,375
2,350,000   Vigo County Indiana Hospital, 5.8%, 9/1/47              1,516,079
                                                                 $ 12,433,283
            Municipal  Multi-Family Housing - 2.0 %
1,000,000   Broward County Florida Housing, 6.75%, 10/1/45       $    920,030
            Municipal  Pollution - 8.7 %
2,500,000   California Statewide, 9.0%, 12/1/38                  $  2,135,675
2,250,000   Grand Island NEB Solid Waste, 7.0%, 6/1/23              1,816,399
                                                                 $  3,952,074
            Municipal  School District - 2.3 %
1,175,000   Non-Profit PFD FDG TR I VAR ST, Floating Rate Note, 9$  1,060,755
            Municipal Nursing Homes - 4.8 %
1,000,000   Huntsville-Redstone VLG Alabama, 5.5%, 1/1/43        $    609,060
2,000,000   Nassau County Industrial Development, 6.7%, 1/1/43      1,555,100
                                                                 $  2,164,160
            Municipal Tobacco - 5.1 %
2,500,000   Michigan Tobacco Settlement Financial Authority, 6.0%$  1,577,200
1,250,000   Tobacco Settlement Authority of Iowa, 5.5%, 6/1/42        739,188
                                                                 $  2,316,388
            Municipal Transportation - 0.2 %
 430,000    Director State Nevada Department Business, 7.375%, 1/$     99,304
            TOTAL MUNICIPAL BONDS
            (Cost  $60,159,419)                                  $ 45,524,888
            TOTAL INVESTMENT IN SECURITIES - 100.05%
            (Cost  $60,159,419) (b)                              $ 45,524,888
            OTHER ASSETS AND LIABILITIES - (0.05)%               $   (21,365)
            TOTAL NET ASSETS - 100.0%                            $ 45,503,523


 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2008, the value of these securities amounted to $658,300 or 1.4% of total net assets.

    (a) The concentration of investments by type of obligation/market sector is as follows:

             Revenue Bonds:
             Health Revenue                                           32.1
             Special Revenue                                          14.4
                                     Various Revenues                 36.8
                                     Transportation Revenue            3.2
                                     Water & Sewer                     2.5
                                     Housing                           1.9
                                      Pollution Control Revenue        3.4
                                     Education Revenue                 5.7
                                                                     100.0%
    (b) At November 30, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $60,227,703 was as follows:

            Aggregate gross unrealized gain for all investments in
            which there is an excess of value over tax cost      $   2,479

            Aggregate gross unrealized loss for all investments in
            which there is an excess of tax cost over value     (14,705,294)

            Net unrealized gain                                $(14,702,815)

    (c)     Debt obligation with a variable interest rate.
            Rate shown is rate at end of period.

    (d)     Security is in default and is non-income producing.

            Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment
speeds,
                credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

            The following is a summary of the inputs used as of November 30, 2008, in valuing the Fund's assets:

Valuation Inputs                                   Investments
                                                   in Securities
Level 1 - Quoted Prices                            $    0
Level 2 - Other Significant Observable Inputs      45,524,888
Level 3 - Significant Unobservable Inputs
Total                                              $45,524,888


         Pioneer Oakridge All Cap Growth Fund
         Schedule of Investments  11/30/08 (unaudited)


Shares                                                          Value
         COMMON STOCKS - 95.1 %
         Energy - 10.5 %
         Oil & Gas Equipment & Services - 2.5 %
2,475    Schlumberger, Ltd.                                  $ 125,582
         Oil & Gas Exploration & Production - 8.0 %
3,275    Denbury Resources, Inc. *                           $ 31,211
2,620    Petrohawk Energy Corp. *                              45,771
5,725    Southwestern Energy Co. *                             196,768
3,152    XTO Energy, Inc.                                      120,532
                                                             $ 394,282
         Total Energy                                        $ 519,864
         Materials - 4.7 %
         Fertilizers & Agricultural Chemicals - 1.0 %
590      Monsanto Co.                                        $ 46,728
         Industrial Gases - 1.9 %
2,605    Airgas, Inc.                                        $ 93,129
         Specialty Chemicals - 1.8 %
2,350    Ecolab, Inc.                                        $ 90,217
         Total Materials                                     $ 230,074
         Capital Goods - 8.5 %
         Aerospace & Defense - 3.2 %
995      Precision Castparts Corp.                           $ 62,387
1,930    Raytheon Co.                                          94,184
                                                             $ 156,571
         Construction & Engineering - 1.3 %
4,055    Quanta Services, Inc. *                             $ 65,934
         Industrial Machinery - 4.0 %
2,135    Danaher Corp.                                       $ 118,791
3,325    Idex Corp.                                            76,475
                                                             $ 195,266
         Total Capital Goods                                 $ 417,771
         Commercial Services & Supplies - 5.1 %
         Environmental & Facilities Services - 5.1 %
1,955    Stericycle, Inc. *                                  $ 112,022
4,980    Waste Connections, Inc. * (b)                         140,585
                                                             $ 252,607
         Total Commercial Services & Supplies                $ 252,607
         Transportation - 1.0 %
         Railroads - 1.0 %
2,140    Kansas City Southern Industries, Inc. *             $ 46,909
         Total Transportation                                $ 46,909
         Automobiles & Components - 1.3 %
         Auto Parts & Equipment - 1.3 %
3,695    Johnson Controls, Inc.                              $ 65,254
         Total Automobiles & Components                      $ 65,254
         Retailing - 4.4 %
         Computer & Electronics Retail - 1.1 %
2,500    Gamestop Corp. *                                    $ 54,625
         General Merchandise Stores - 1.2 %
1,785    Target Corp.                                        $ 60,262
         Specialty Stores - 2.1 %
6,025    Staples, Inc.                                       $ 104,594
         Total Retailing                                     $ 219,481
         Food, Beverage & Tobacco - 3.3 %
         Distillers & Vintners - 0.8 %
1,665    Central Euro Distribution Corp. *                   $ 39,361
         Soft Drinks - 2.5 %
2,215    PepsiCo, Inc.                                       $ 125,591
         Total Food, Beverage & Tobacco                      $ 164,952
         Household & Personal Products - 6.8 %
         Household Products - 6.8 %
2,695    Church & Dwight Co, Inc.                            $ 160,191
2,745    Procter & Gamble Co. *                                176,641
                                                             $ 336,832
         Total Household & Personal Products                 $ 336,832
         Health Care Equipment & Services - 4.6 %
         Health Care Distributors - 1.5 %
2,090    Henry Schein, Inc. *                                $ 74,676
         Health Care Equipment - 1.8 %
2,385    ResMed, Inc. *                                      $ 86,671
         Health Care Services - 1.3 %
2,840    Catalyst Health Solutions, Inc. *                   $ 63,900
         Total Health Care Equipment & Services              $ 225,247
         Pharmaceuticals & Biotechnology - 13.9 %
         Biotechnology - 6.9 %
1,975    Celgene Corp. *                                     $ 102,898
1,495    Genentech, Inc. *                                     114,517
2,705    Gilead Sciences, Inc. *                               121,157
                                                             $ 338,572
         Life Sciences Tools & Services - 2.3 %
3,210    Thermo Fisher Scientific, Inc. *                    $ 114,533
         Pharmaceuticals - 4.7 %
2,695    Abbott Laboratories                                 $ 141,191
2,470    Allergan, Inc.                                        93,070
                                                             $ 234,261
         Total Pharmaceuticals & Biotechnology               $ 687,366
         Diversified Financials - 4.1 %
         Asset Management & Custody Banks - 0.6 %
990      Affiliated Managers Group, Inc. * (b)               $ 27,720
         Investment Banking & Brokerage - 2.2 %
5,825    Charles Schwab Corp.                                $ 106,772
         Specialized Finance - 1.3 %
890      IntercontinentalExchange, Inc. *                    $ 65,504
         Total Diversified Financials                        $ 199,996
         Insurance - 2.2 %
         Life & Health Insurance - 2.2 %
2,350    Aflac, Inc.                                         $ 108,805
         Total Insurance                                     $ 108,805
         Software & Services - 12.5 %
         Application Software - 5.4 %
3,420    Adobe Systems, Inc. *                               $ 79,207
3,535    Ansys, Inc. *                                         102,020
2,495    Sap AG (A.D.R.) * (b)                                 85,179
                                                             $ 266,406
         Data Processing & Outsourced Services - 2.9 %
1,925    Alliance Data Systems Corp. *                       $ 83,372
1,100    Visa, Inc.                                            57,816
                                                             $ 141,188
         Internet Software & Services - 2.3 %
395      Google, Inc. *                                      $ 115,719
         Systems Software - 1.9 %
4,680    Microsoft Corp.                                     $ 94,630
         Total Software & Services                           $ 617,943
         Technology Hardware & Equipment - 9.7 %
         Communications Equipment - 5.7 %
7,950    Cisco Systems, Inc. *                               $ 131,493
4,455    Qualcomm, Inc.                                        149,554
                                                             $ 281,047
         Computer Hardware - 4.0 %
1,075    Apple, Inc. *                                       $ 99,620
2,780    Hewlett-Packard Co.                                   98,078
                                                             $ 197,698
         Total Technology Hardware & Equipment               $ 478,745
         Semiconductors - 2.4 %
         Semiconductors - 2.4 %
2,180    Hittite Microwave Corp. *                           $ 63,700
3,590    Texas Instruments, Inc.                               55,896
                                                             $ 119,596
         Total Semiconductors                                $ 119,596
         TOTAL COMMON STOCKS
         (Cost  $6,581,108)                                  $4,691,442
Principal
Amount
         TEMPORARY CASH INVESTMENTS -  4.7%
         Securities Lending Collateral  - 4.7 % (c)
$4,714   Certificates of Deposit:
7,531    Abbey National Plc, 3.15%, 8/13/09                  $ 4,714
8,486    Bank of Scotland NY, 2.92%, 6/5/09                    7,531
943      Barclays Bank, 1.5%, 5/27/09                          8,486
556      Calyon NY, 4.62%, 1/16/09                              943
9,430    Calyon NY, 4.62%, 1/16/09                              556
8,486    CBA, 4.87%, 7/16/09                                   9,430
8,637    DNB NOR Bank ASA NY, 3.04%, 6/5/09                    8,486
8,486    Intesa SanPaolo S.p.A., 1.44%, 5/22/09                8,637
453      New York Life Global, 2.99%, 9/4/09                   8,486
547      NORDEA NY, 3.68%, 12/1/08                              453
7,072    NORDEA NY, 4.13%, 4/9/09                               547
4,714    Royal Bank of Canada NY, 2.7%, 8/7/09                 7,072
943      Royal Bank of Scotland, 3.06%, 3/5/09                 4,714
9,430    Skandinavian Enskilda Bank NY, 3.06%, 2/13/09          943
8,486    Societe Generale, 3.29%, 9/4/09                       9,430
9,430    Svenska Bank NY, 4.61%, 7/8/09                        8,486
         U.S. Bank NA, 2.25%, 8/24/09                          9,430
                                                             $ 98,343
9,261    Commercial Paper:
4,714    American Honda Finance Corp., 4.95%, 7/14/09        $ 9,261
899      Bank of Nova Scotia, 3.21%, 5/5/09                    4,714
2,830    BBVA U.S., 2.83%, 3/12/09                              899
9,430    John Deere Capital Corp., 2.82%, 12/12/08             2,830
9,430    Monumental Global Funding, Ltd., 2.5%, 8/17/09        9,430
4,242    HSBC Bank, Inc., 2.5%, 8/14/09                        9,430
4,714    General Electric Capital Corp., 4.25%, 1/5/09         4,242
4,714    General Electric Capital Corp., 2.86%, 3/16/09        4,714
1,743    CME Group, Inc., 2.9%, 8/6/09                         4,714
4,714    IBM, 2.225%, 2/13/09                                  1,743
8,486    IBM, 2.39%, 9/25/09                                   4,714
8,015    Met Life Global Funding, 3.19%, 6/12/09               8,486
         Westpac Banking Corp., 2.34%, 6/1/09                  8,015
                                                             $ 73,189
23,573   Tri-party Repurchase Agreements:
19,481   Deutsche Bank, 0.25%, 12/1/08                       $ 23,573
         Barclays Capital Markets, 0.2%, 12/1/08               19,481
                                                             $ 43,054
10,373   Time Deposit:
         TD Suntrust, 0.25%, 12/1/08                         $ 10,373

9,430    Money Market Mutual Fund:
         JP Morgan, U.S. Government Money Market Fund        $ 9,430

237      Other:
         ABS CFAT 2008-A A1, 3.005%, 4/27/09                 $  237
         Total Securities Lending Collateral                 $234,625
         TOTAL TEMPORARY CASH INVESTMENTS
         (Cost  $234,625)                                    $234,625
         TOTAL INVESTMENT IN SECURITIES - 99.8%
         (Cost  $6,815,733)(a)                               $4,926,067
         OTHER ASSETS AND LIABILITIES - 0.2%                 $ 8,764
         TOTAL NET ASSETS - 100.0%                           $4,934,831

*        Non-income producing security.

(a) At November 30, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $6,848,192 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost           $ 380,079

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value           (2,302,204)

         Net unrealized loss                                $(1,922,125)

(b)     At November 30, 2008, the following securities were out on loan:


Shares                       Description                        Value
900      Affiliated Managers Group, Inc. *                   $ 25,182
1,900    Sap AG (A.D.R.) *                                     64,923
4,800    Waste Connections, Inc. *                            140,880
         Total                                               $230,985

(c)      Security lending collateral is managed by Credit Suisse.


         Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
         Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
        Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
        Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

         The following is a summary of the inputs used as of November
             30, 2008, in valuing the Fund's assets:

Valuation Inputs                                            Investments
                                                          in Securities
Level 1 - Quoted Prices                                      $4,691,442
Level 2 - Other Significant Observable Inputs                 234,625
Level 3 - Significant Unobservable Inputs                        0
Total                                                        $4,926,067


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date January 28, 2009

* Print the name and title of each signing officer under his or her signature.